[logo] PIONEER Investments(R)







December 2, 2011



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Ibbotson Asset Allocation Series (the "Trust")
     File Nos. 333-114788; 811-21569
     CIK No. 0001288255

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus and statement of additional information relating to the offering of Class A, Class B, Class C and Class Y shares of Pioneer Ibbotson Conservative Allocation Fund, Pioneer Ibbotson Moderate Allocation Fund, Pioneer Ibbotson Growth Allocation Fund and Pioneer Ibbotson
Aggressive Allocation Fund, each a series of the Trust, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 13 to the Trust's registration statement on Form N-1A, filed electronically with the Commission on November 23, 2011
(SEC Accession No. 0001288255-11-000008).

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4695.

Very truly yours,


/s/ Thomas Reyes
    ---------------------
    Thomas Reyes


cc:  Christopher J. Kelley, Esq.
     Jeremy B. Kantrowitz, Esq.




Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820




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